SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

Stock Options Exercised

Subsequent to December 31, 2024, 125,000 stock options with an exercise price of $1.40 per share were exercised for gross proceeds of $175,000, and 25,000 stock options with an exercise price of $1.075 were exercised for gross proceeds of $26,875.

Stock Options Forfeited/Expired

Subsequent to December 31, 2024, 75,000 stock options with a weighted-average exercise price of $5.36 per share were forfeited and 420,250 stock options with a weighted-average exercise price of $7.08 per share expired.